Note 17 (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill, breakdown by CGU and changes of the year [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

GOODWILL. BREAKDOWN BY CGU AND CHANGES OF THE YEAR / PERIOD (MILLIONS OF EUROS)

	Mexico	Colombia	Chile	Other	Total
Balance as of December 31, 2023	623	143	24	5	795
Additions	—	—	—	—	—
Exchange difference	(82)	(11)	(1)	(1)	(95)
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Other	—	—	—	—	—
Balance as of December 31, 2024	541	132	23	4	700
Additions	—	—	—	—	—
Exchange difference	(13)	(5)	(1)	—	(20)
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Other	—	—	—	—	—
Balance as of June 30, 2025	528	127	21	4	680

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

OTHER INTANGIBLE ASSETS (MILLIONS OF EUROS)

	June 2025	December 2024
Computer software acquisition expense	1,857	1,764
Other intangible assets with an infinite useful life	8	9
Other intangible assets with a definite useful life	17	17
Total	1,883	1,790